Revenue from Contracts with Customers (Details) - Schedule of disaggregation of revenue by type of good or service from contracts with customers - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Pump Stations					$ 285,323	$ 144,755
Commission & Training					36,189
Total	$ 3,366,061	$ 1,120,687	$ 7,768,133	$ 2,848,287	4,143,744	4,101,131
Type of Good or Service [Member]
Disaggregation of Revenue [Line Items]
Equipment Contracts			5,829,960	1,662,869	2,516,609	2,393,815
Component Sales			1,390,243	841,203	1,149,861	1,441,251
Waste Water Treatment Systems			325,005	57,729	57,729
Pump Stations			179,005	182,591
Services Sales			24,201	82,635	98.033	121,310
Total			$ 7,768,133	$ 2,848,287	$ 4,143,744	$ 4,101,131